STOCK BASED COMPENSATION - Schedule of stock options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Options outstanding, beginning	5,546,772	5,085,269	5,085,269
Options granted	33,580	594,691	1,375,868
Exercised	(29,252)	(300)	(5,477)
Cancelled or forfeited	(12,179)	(555,215)	(908,888)
Options outstanding, ending	5,538,921	5,124,445	5,546,772	5,085,269
Exercisable	4,436,262	3,696,298	4,240,296
Weighted-Average Exercise Price
Exercise price, beginning	$ 3.83	$ 6.78	$ 6.78
Granted	25.45	3.23	6.8
Exercised	3.1	8.21	3.5
Cancelled or forfeited	5.08	3.86	3.63
Exercise price, ending	4.03	3	3.83	$ 6.78
Options vested and expected to vest	4.05	3	3.76
Exercisable	$ 3.06	$ 2.91	$ 3.01
Weighted Average Remaining Contractual Term (Years)
Outstanding	6 years 8 months 19 days	7 years 1 month 9 days	6 years 11 months 8 days	7 years 3 months 10 days
Options vested and expected to vest	6 years 8 months 15 days	7 years 29 days	6 years 10 months 28 days
Exercisable	6 years 2 months 4 days	6 years 8 months 4 days	6 years 4 months 20 days
Aggregate Intrinsic Value
Outstanding	$ 131,528	$ 1,172	$ 31,996	$ 1,172
Exercised			26
Exercisable	$ 109,673	$ 1,172	$ 28,248
Stock options subject to performance conditions
Number of Options
Options outstanding, beginning	215,628	245,628	245,628
Options granted	0		0	0
Cancelled or forfeited			(30,000)
Options outstanding, ending			215,628	245,628
Options vested and expected to vest	90,000	120,000	90,000
Stock options not subject to performance conditions
Number of Options
Options vested and expected to vest	5,448,921	5,004,445	5,366,772